PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

December 30, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Investment Securities Funds (Invesco Investment Securities Funds)
CIK No. 0000842790

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class A2, Class Y, Class R5 and Class R6 of Invesco Limited Maturity Treasury Fund (to be known as Invesco Short Duration Inflation Protected Fund, effective December 31, 2015), that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 69 to the Fund’s Registration Statement on Form N-1A, Such Post-Effective Amendment No. 69 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 18, 2015.

Please contact the undersigned at (404)439-3428, if you have any questions regarding this filing.

Sincerely,

/s/ Odeh Stevens

Odeh Stevens

Senior Counsel